Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (John Hancock High Yield Fund))	0 Months Ended
Jun. 27, 2013
Bank of America Merrill Lynch U.S. High Yield Master II Index
Average Annual Return:
1 Year	15.59%
5 Year	10.01%
10 Year	10.39%
Class NAV
Average Annual Return:
1 Year	25.86%
5 Year	3.76%
10 Year	8.81%
Class NAV | After tax on distributions
Average Annual Return:
1 Year	23.18%
5 Year	0.58%
10 Year	5.53%
Class NAV | After tax on distributions, with sale
Average Annual Return:
1 Year	16.73%
5 Year	1.21%
10 Year	5.61%